Initial Public Offering - Additional Information (Detail) - $ / shares	7 Months Ended
	Dec. 31, 2020	Mar. 11, 2021	Aug. 31, 2020	Aug. 25, 2020
Initial Public Offering Disclosure [Line Items]
Sale of stock issue price per share		$ 10.00
Colonnade Acquisition Corp.
Initial Public Offering Disclosure [Line Items]
Sale of stock issue price per share				$ 10.00
Public Warrants [Member]
Initial Public Offering Disclosure [Line Items]
Warrants issued, exercise price (in dollars per share)			$ 11.50
Public Warrants [Member] | Colonnade Acquisition Corp.
Initial Public Offering Disclosure [Line Items]
Stock shares issued during the period	20,000,000
Sale of stock issue price per share	$ 10.00
Warrants issued, exercise price (in dollars per share)	$ 11.50
Number of ordinary shares called by each warrant (in shares)	1